Disposal of a subsidiary (Details Narrative) - CNY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2024	Mar. 31, 2023
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Equity interest	7.00%	7.00%	7.00%
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Cash	¥ 1
Fair value consideration	¥ 4
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Subsidiary interest	100.00%